UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-03691

LORD ABBETT MID-CAP VALUE FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 12/31

Date of reporting period: 6/30/2011

Item 1:	Report(s) to Shareholders.

2011

LORD ABBETT

SEMIANNUAL

REPORT

Lord Abbett

Mid Cap Value Fund

For the six-month period ended June 30, 2011

Lord Abbett Mid Cap Value Fund

Semiannual Report

For the six-month period ended June 30, 2011

From left to right: Robert S. Dow, Director and Chairman of the Lord Abbett Funds; E. Thayer Bigelow, Independent Lead Director of the Lord Abbett Funds; and Daria L. Foster, Director and President of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report of the Lord Abbett Mid Cap Value Fund for the six-month period ended June 30, 2011. For additional information about the Fund, please visit our Website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our Website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Robert S. Dow

Chairman

Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 through June 30, 2011).

Actual Expenses

For each class of the Fund, the first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 1/1/11 – 6/30/11” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of the Fund, the second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	1/1/11	6/30/11	1/1/11 - 6/30/11
Class A
Actual	$1,000.00	$1,081.50	$5.83
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.19	$5.66
Class B
Actual	$1,000.00	$1,077.20	$9.17
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.99	$8.90
Class C
Actual	$1,000.00	$1,077.50	$9.07
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.06	$8.80
Class F
Actual	$1,000.00	$1,082.70	$4.54
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.42	$4.41
Class I
Actual	$1,000.00	$1,082.60	$4.03
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.92	$3.91
Class P
Actual	$1,000.00	$1,080.30	$6.34
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.69	$6.16
Class R2
Actual	$1,000.00	$1,079.90	$7.12
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.95	$6.90
Class R3
Actual	$1,000.00	$1,079.70	$6.60
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.47	$6.41

†

For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.13% for Class A, 1.78% for Class B, 1.76% for Class C, 0.88% for Class F, 0.78% for Class I, 1.23% for Class P, 1.38% for Class R2 and 1.28% for Class R3) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

June 30, 2011

Sector*	%**	Sector*	%**
Consumer Discretionary	14.09%	Information Technology	6.79%
Consumer Staples	2.47%	Materials	12.98%
Energy	13.22%	Telecommunication Services	0.97%
Financials	16.95%	Utilities	2.85%
Health Care	12.66%	Short-Term Investment	0.42%
Industrials	16.60%	Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Schedule of Investments (unaudited)

June 30, 2011

Investments	Shares	Fair Value (000)
COMMON STOCKS 99.10%

Aerospace & Defense 1.26%
Rockwell Collins, Inc.	500,000	$30,845

Airlines 1.07%
Delta Air Lines, Inc.*	875,000	8,024
Southwest Airlines Co.	1,600,000	18,272

Total		26,296

Auto Components 0.50%
Lear Corp.	228,572	12,224

Beverages 0.47%
Dr. Pepper Snapple Group, Inc.	275,000	11,531

Capital Markets 4.39%
Affiliated Managers Group, Inc.*	198,000	20,087
Invesco Ltd.	955,700	22,364
Lazard Ltd. Class A	1,250,000	46,375
LPL Investment Holdings, Inc.*	544,700	18,634

Total		107,460

Chemicals 5.40%
Air Products & Chemicals, Inc.	191,800	18,332
Ashland, Inc.	376,729	24,344
Celanese Corp. Series A	451,194	24,053
Eastman Chemical Co.	226,576	23,127
Huntsman Corp.	803,000	15,137
LyondellBasell Industries NV Class A (Netherlands)(a)	503,700	19,402
Olin Corp.	337,591	7,650

Total		132,045

Commercial Banks 8.19%
City National Corp.	580,776	31,507
Comerica, Inc.	702,000	24,268

Investments	Shares	Fair Value (000)
Commerce Bancshares, Inc.	445,600	$19,161
Cullen/Frost Bankers, Inc.	410,000	23,309
Hancock Holding Co.	584,307	18,102
KeyCorp	1,495,000	12,453
M&T Bank Corp.	288,200	25,347
Signature Bank*	428,428	24,506
TCF Financial Corp.	875,700	12,085
UMB Financial Corp.	231,468	9,694

Total		200,432

Commercial Services & Supplies 1.39%
Republic Services, Inc.	1,105,000	34,089

Construction & Engineering 1.22%
Jacobs Engineering Group, Inc.*	450,000	19,463
URS Corp.*	233,894	10,464

Total		29,927

Containers & Packaging 2.99%
Ball Corp.	255,000	9,807
Greif, Inc. Class A	523,763	34,060
Temple-Inland, Inc.	983,277	29,243

Total		73,110

Diversified Financial Services 0.53%
CIT Group, Inc.*	290,600	12,862

Diversified Telecommunication Services 0.97%
CenturyLink, Inc.	585,000	23,652

Electric: Utilities 1.46%
Northeast Utilities	355,900	12,517
PPL Corp.	835,293	23,246

Total		35,763

Electrical Equipment 1.46%
AMETEK, Inc.	257,792	11,575
General Cable Corp.*	565,000	24,058

Total		35,633

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2011

Investments	Shares	Fair Value (000)
Electronic Equipment, Instruments & Components 1.25%
FLIR Systems, Inc.	311,500	$10,501
TE Connectivity Ltd. (Switzerland)(a)	543,800	19,990

Total		30,491

Energy Equipment & Services 4.60%
Ensco plc ADR	215,000	11,460
GulfMark Offshore, Inc. Class A*	132,320	5,847
Halliburton Co.	486,400	24,806
Helix Energy Solutions Group, Inc.*	205,301	3,400
Helmerich & Payne, Inc.	182,000	12,034
Superior Energy Services, Inc.*	520,000	19,313
Tidewater, Inc.	230,000	12,376
Weatherford International Ltd. (Switzerland)*(a)	1,241,900	23,286

Total		112,522

Food Products 1.99%
Bunge Ltd.	704,600	48,582

Gas Utilities 0.37%
Questar Corp.	516,400	9,145

Health Care Equipment & Supplies 3.15%
Cooper Cos., Inc. (The)	102,800	8,146
Kinetic Concepts, Inc.*	462,800	26,671
St. Jude Medical, Inc.	360,638	17,195
Zimmer Holdings, Inc.*	394,600	24,939

Total		76,951

Health Care Providers & Services 4.90%
AmerisourceBergen Corp.	213,700	8,847
Coventry Health Care, Inc.*	543,700	19,829
HCA Holdings, Inc.*	338,483	11,170

Investments	Shares	Fair Value (000)
HealthSouth Corp.*	563,500	$14,792
Humana, Inc.	245,200	19,748
McKesson Corp.	293,450	24,547
Patterson Cos., Inc.	267,700	8,805
Universal Health Services, Inc. Class B	235,156	12,117

Total		119,855

Household Durables 2.91%
Fortune Brands, Inc.	495,000	31,566
Garmin Ltd. (Switzerland)(a)	190,000	6,276
Harman International Industries, Inc.	153,092	6,976
Tupperware Brands Corp.	390,154	26,316

Total		71,134

Industrial Conglomerates 0.62%
Tyco International Ltd. (Switzerland)(a)	308,500	15,249

Information Technology Services 2.75%
Fiserv, Inc.*	585,000	36,639
Western Union Co. (The)	1,530,510	30,656

Total		67,295

Insurance 3.16%
ACE Ltd. (Switzerland)(a)	239,000	15,731
Aon Corp.	572,000	29,343
Marsh & McLennan Cos., Inc.	385,000	12,008
PartnerRe Ltd.	295,000	20,311

Total		77,393

Machinery 8.79%
Dover Corp.	450,000	30,510
Eaton Corp.	495,514	25,494
Ingersoll-Rand plc (Ireland)(a)	650,000	29,517
Kennametal, Inc.	515,641	21,765

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2011

Investments	Shares	Fair Value (000)
Machinery (continued)
Pall Corp.	415,623	$23,370
Parker Hannifin Corp.	197,592	17,732
SPX Corp.	156,700	12,953
Trinity Industries, Inc.	1,078,877	37,631
WABCO Holdings, Inc.*	233,000	16,091

Total		215,063

Media 5.72%
Discovery Communications, Inc. Class A*	275,000	11,264
Interpublic Group of Cos., Inc. (The)	6,232,600	77,907
Omnicom Group, Inc.	1,056,600	50,886

Total		140,057

Metals & Mining 4.42%
Agnico-Eagle Mines Ltd. (Canada)(a)	262,200	16,553
Carpenter Technology Corp.	415,000	23,937
IAMGOLD Corp. (Canada)(a)	1,252,000	23,487
Reliance Steel & Aluminum Co.	514,100	25,525
Royal Gold, Inc.	141,815	8,306
Worthington Industries, Inc.	451,899	10,439

Total		108,247

Multi-Line Retail 1.30%
Macy’s, Inc.	1,085,000	31,725

Multi-Utilities 1.00%
CMS Energy Corp.	1,241,700	24,449

Oil, Gas & Consumable Fuels 8.55%
Cabot Oil & Gas Corp.	164,000	10,875
El Paso Corp.	2,311,365	46,690
EQT Corp.	897,400	47,131

Investments	Shares	Fair Value (000)
Forest Oil Corp.*	865,000	$23,104
Murphy Oil Corp.	221,000	14,511
QEP Resources, Inc.	970,400	40,592
Range Resources Corp.	474,795	26,351

Total		209,254

Paper & Forest Products 0.11%
International Paper Co.	89,676	2,674

Pharmaceuticals 4.56%
Mylan, Inc.*	2,086,900	51,484
Par Pharmaceutical Cos., Inc.*	362,200	11,945
Warner Chilcott plc Class A (Ireland)(a)	1,148,300	27,709
Watson Pharmaceuticals, Inc.*	296,600	20,385

Total		111,523

Real Estate Investment Trusts 0.60%
Alexandria Real Estate Equities, Inc.	189,300	14,656

Road & Rail 0.69%
Kansas City Southern*	286,300	16,986

Semiconductors & Semiconductor Equipment 1.01%
Analog Devices, Inc.	197,700	7,738
Micron Technology, Inc.*	2,254,900	16,867

Total		24,605

Software 1.75%
Adobe Systems, Inc.*	814,262	25,608
Intuit, Inc.*	332,200	17,228

Total		42,836

Specialty Retail 3.50%
Guess?, Inc.	628,100	26,418
PetSmart, Inc.	461,200	20,925
Pier 1 Imports, Inc.*	3,306,854	38,260

Total		85,603

See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

June 30, 2011

Investments	Shares	Fair Value (000)
Textiles, Apparel & Luxury Goods 0.10%
VF Corp.	22,400	$2,432

Total Common Stocks (cost $1,790,876,741)		2,424,596

	Principal Amount (000)
SHORT-TERM INVESTMENT 0.42%

Repurchase Agreement
Repurchase Agreement dated 6/30/2010, 0.01% due 7/1/2011 with Fixed Income Clearing Corp. collateralized by $10,395,000 of Federal Home Loan Mortgage Corp. at 1.00% due 11/8/2013; value: $10,407,994; proceeds: $10,199,818 (cost $10,199,816)	$10,200	10,200

Total Investments in Securities 99.52% (cost $1,801,076,557)		2,434,796

Cash and Other Assets in Excess of Liabilities 0.48%		11,757

Net Assets 100.00%		$2,446,553

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)

June 30, 2011

ASSETS:
Investments in securities, at fair value (cost $1,801,076,557)	$2,434,796,078
Cash	6,200,090
Receivables:
Investment securities sold	21,451,648
Interest and dividends	2,314,099
Capital shares sold	1,514,812
Prepaid expenses and other assets	48,355
Total assets	2,466,325,082
LIABILITIES:
Payables:
Capital shares reacquired	10,499,957
Investment securities purchased	3,973,087
12b-1 distribution fees	2,315,336
Management fee	1,067,872
Directors’ fees	974,471
Fund administration	79,183
Accrued expenses	861,787
Total liabilities	19,771,693
NET ASSETS	$2,446,553,389
COMPOSITION OF NET ASSETS:
Paid-in capital	$3,470,353,148
Distribution in excess of net investment income	(351,691)
Accumulated net realized loss on investments	(1,657,167,589)
Net unrealized appreciation on investments	633,719,521
Net Assets	$2,446,553,389

See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)(concluded)

June 30, 2011

Net assets by class:
Class A Shares	$1,608,296,952
Class B Shares	$82,717,421
Class C Shares	$272,157,883
Class F Shares	$78,486,363
Class I Shares	$167,769,978
Class P Shares	$218,700,943
Class R2 Shares	$485,257
Class R3 Shares	$17,938,592
Outstanding shares by class:
Class A Shares (700 million shares of common stock authorized, $.001 par value)	90,471,972
Class B Shares (200 million shares of common stock authorized, $.001 par value)	4,940,435
Class C Shares (200 million shares of common stock authorized, $.001 par value)	16,315,555
Class F Shares (200 million shares of common stock authorized, $.001 par value)	4,440,297
Class I Shares (200 million shares of common stock authorized, $.001 par value)	9,482,792
Class P Shares (200 million shares of common stock authorized, $.001 par value)	12,690,526
Class R2 Shares (200 million shares of common stock authorized, $.001 par value)	27,624
Class R3 Shares (200 million shares of common stock authorized, $.001 par value)	1,017,800
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares–Net asset value	$17.78
Class A Shares–Maximum offering price (Net asset value plus sales charge of 5.75%)	$18.86
Class B Shares–Net asset value	$16.74
Class C Shares–Net asset value	$16.68
Class F Shares–Net asset value	$17.68
Class I Shares–Net asset value	$17.69
Class P Shares–Net asset value	$17.23
Class R2 Shares–Net asset value	$17.57
Class R3 Shares–Net asset value	$17.62

See Notes to Financial Statements.

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2011

Investment income:
Dividends (net of foreign withholding taxes of $59,662)	$15,729,318
Interest	2,543
Total investment income	15,731,861
Expenses:
Management fee	6,704,184
12b-1 distribution plan–Class A	2,831,828
12b-1 distribution plan–Class B	528,176
12b-1 distribution plan–Class C	1,358,514
12b-1 distribution plan–Class F	39,059
12b-1 distribution plan–Class P	531,723
12b-1 distribution plan–Class R2	1,611
12b-1 distribution plan–Class R3	39,743
Shareholder servicing	2,223,918
Fund administration	498,647
Reports to shareholders	124,546
Registration	58,698
Directors’ fees	36,524
Professional	34,424
Custody	25,857
Other	37,304
Gross expenses	15,074,756
Expense reductions (See Note 7)	(1,668)
Net expenses	15,073,088
Net investment income	658,773
Net realized and unrealized gain (loss):
Net realized gain on investments	217,237,834
Net change in unrealized appreciation/depreciation on investments	(23,526,165)
Net realized and unrealized gain	193,711,669
Net Increase in Net Assets Resulting From Operations	$194,370,442

See Notes to Financial Statements.

Statements of Changes in Net Assets

DECREASE IN NET ASSETS	For the Six Months Ended June 30, 2011 (unaudited)	For the Year Ended December 31, 2010
Operations:
Net investment income	$658,773	$7,635,140
Net realized gain on investments	217,237,834	446,979,625
Net change in unrealized appreciation/depreciation on investments	(23,526,165)	90,447,869
Net increase in net assets resulting from operations	194,370,442	545,062,634
Distributions to shareholders from:
Net investment income
Class A	–	(5,497,636)
Class F	–	(486,065)
Class I	–	(871,846)
Class P	–	(662,160)
Class R2	–	(2,010)
Class R3	–	(55,462)
Total distributions to shareholders	–	(7,575,179)
Capital share transactions (Net of share conversions) (See Note 11):
Proceeds from sales of shares	197,961,853	304,232,961
Reinvestment of distributions	–	6,832,200
Cost of shares reacquired	(432,777,180)	(1,000,617,485)
Net decrease in net assets resulting from capital share transactions	(234,815,327)	(689,552,324)
Net decrease in net assets	(40,444,885)	(152,064,869)
NET ASSETS:
Beginning of period	$2,486,998,274	$2,639,063,143
End of period	$2,446,553,389	$2,486,998,274
Distributions in excess of net investment income	$(351,691)	$(1,010,464)

See Notes to Financial Statements.

Financial Highlights

	Class A Shares
	Six Months Ended 6/30/2011 (unaudited)		Year Ended 12/31
			2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$16.45		$13.15	$10.43	$18.57	$22.40	$22.41

Investment operations:

Net investment income(a)	.01		.06	.06	.18	.11	.12

Net realized and unrealized gain (loss)	1.32		3.30	2.73	(7.24)	.06	2.57

Total from investment operations	1.33		3.36	2.79	(7.06)	.17	2.69

Distributions to shareholders from:

Net investment income	–		(.06)	(.07)	(.26)	(.11)	(.12)

Net realized gain	–		–	–	(.82)	(3.89)	(2.58)

Total distributions	–		(.06)	(.07)	(1.08)	(4.00)	(2.70)

Net asset value, end of period	$17.78		$16.45	$13.15	$10.43	$18.57	$22.40

Total Return(b)	8.15	%(c)	25.55%	26.67%	(39.44)%	.54%	12.36%

Ratios to Average Net Assets:

Expenses, including expense reductions	.56	%(c)	1.15%	1.16%	1.10%	1.05%	1.07%

Expenses, excluding expense reductions	.56	%(c)	1.15%	1.16%	1.10%	1.05%	1.07%

Net investment income	.07	%(c)	.43%	.57%	1.19%	.46%	.51%

Supplemental Data:
Net assets, end of period (000)	$1,608,297		$1,610,246	$1,657,302	$2,090,013	$5,736,155	$6,832,134

Portfolio turnover rate	20.48	%(c)	62.12%	109.32%	20.11%	28.24%	19.95%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

	Class B Shares
	Six Months Ended 6/30/2011 (unaudited)		Year Ended 12/31
			2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$15.54		$12.46	$ 9.89	$17.62	$21.50	$21.65

Investment operations:

Net investment income (loss)(a)	(.05)		(.04)	(.01)	.07	(.05)	(.04)

Net realized and unrealized gain (loss)	1.25		3.12	2.58	(6.82)	.06	2.48

Total from investment operations	1.20		3.08	2.57	(6.75)	.01	2.44

Distributions to shareholders from:

Net investment income	–		–	–	(.16)	– (b)	(.01)

Net realized gain	–		–	–	(.82)	(3.89)	(2.58)

Total distributions	–		–	–	(.98)	(3.89)	(2.59)

Net asset value, end of period	$16.74		$15.54	$12.46	$ 9.89	$17.62	$21.50

Total Return(c)	7.72	%(d)	24.72%	25.99%	(39.88)%	(.16)%	11.60%

Ratios to Average Net Assets:

Expenses, including expense reductions	.88	%(d)	1.81%	1.81%	1.77%	1.75%	1.76%

Expenses, excluding expense reductions	.88	%(d)	1.81%	1.81%	1.77%	1.75%	1.76%

Net investment income (loss)	(.27	)%(d)	(.31)%	(.08)%	.54%	(.24)%	(.18)%

Supplemental Data:
Net assets, end of period (000)	$82,717		$121,889	$220,002	$276,790	$684,105	$837,988

Portfolio turnover rate	20.48	%(d)	62.12%	109.32%	20.11%	28.24%	19.95%

(a)	Calculated using average shares outstanding during the period.
(b)	Amount is less than $.01.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

	Class C Shares
	Six Months Ended 6/30/2011 (unaudited)		Year Ended 12/31
			2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$15.48		$12.41	$ 9.85	$17.55	$21.42	$21.58

Investment operations:

Net investment income (loss)(a)	(.04)		(.03)	(.01)	.07	(.05)	(.04)

Net realized and unrealized gain (loss)	1.24		3.10	2.57	(6.79)	.07	2.47

Total from investment operations	1.20		3.07	2.56	(6.72)	.02	2.43

Distributions to shareholders from:

Net investment income	–		–	– (b)	(.16)	– (b)	(.01)

Net realized gain	–		–	–	(.82)	(3.89)	(2.58)

Total distributions	–		–	–	(.98)	(3.89)	(2.59)

Net asset value, end of period	$16.68		$15.48	$12.41	$ 9.85	$17.55	$21.42

Total Return(c)	7.75	%(d)	24.74%	25.99%	(39.90)%	(.12)%	11.59%

Ratios to Average Net Assets:

Expenses, including expense reductions	.87	%(d)	1.80%	1.81%	1.77%	1.75%	1.76%

Expenses, excluding expense reductions	.87	%(d)	1.80%	1.81%	1.77%	1.75%	1.76%

Net investment income (loss)	(.25	)%(d)	(.22)%	(.09)%	.53%	(.24)%	(.18)%

Supplemental Data:
Net assets, end of period (000)	$272,158		$278,241	$289,664	$310,015	$812,744	$985,897

Portfolio turnover rate	20.48	%(d)	62.12%	109.32%	20.11%	28.24%	19.95%

(a)	Calculated using average shares outstanding during the period.
(b)	Amount is less than $.01.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

	Class F Shares
	Six Months Ended 6/30/2011 (unaudited)		Year Ended 12/31			9/28/2007(a) to 12/31/2007
			2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$16.33		$13.06	$10.36	$18.52	$23.55

Investment operations:

Net investment income(b)	.03		.10	.08	.26	.03

Net realized and unrealized gain (loss)	1.32		3.27	2.73	(7.28)	(1.42)

Total from investment operations	1.35		3.37	2.81	(7.02)	(1.39)

Distributions to shareholders from:

Net investment income	–		(.10)	(.11)	(.32)	(.18)

Net realized gain	–		–	–	(.82)	(3.46)

Total distributions	–		(.10)	(.11)	(1.14)	(3.64)

Net asset value, end of period	$17.68		$16.33	$13.06	$10.36	$18.52

Total Return(c)	8.27	%(d)	25.84%	27.10%	(39.32)%	(6.06	)%(d)

Ratios to Average Net Assets:

Expenses, including expense reductions	.44	%(d)	.89%	.88%	.85%	.23	%(d)

Expenses, excluding expense reductions	.44	%(d)	.89%	.88%	.85%	.23	%(d)

Net investment income	.19	%(d)	.73%	.77%	1.96%	.14	%(d)

Supplemental Data:
Net assets, end of period (000)	$78,486		$76,444	$28,272	$12,380	$9

Portfolio turnover rate	20.48	%(d)	62.12%	109.32%	20.11%	28.24%

(a)	Commencement of operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

	Class I Shares
	Six Months Ended 6/30/2011 (unaudited)		Year Ended 12/31
			2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$16.34		$13.06	$10.36	$18.52	$22.35	$22.37

Investment operations:

Net investment income(a)	.04		.10	.10	.23	.18	.19

Net realized and unrealized gain (loss)	1.31		3.29	2.72	(7.24)	.06	2.57

Total from investment operations	1.35		3.39	2.82	(7.01)	.24	2.76

Distributions to shareholders from:

Net investment income	–		(.11)	(.12)	(.33)	(.18)	(.20)

Net realized gain	–		–	–	(.82)	(3.89)	(2.58)

Total distributions	–		(.11)	(.12)	(1.15)	(4.07)	(2.78)

Net asset value, end of period	$17.69		$16.34	$13.06	$10.36	$18.52	$22.35

Total Return(b)	8.26	%(c)	25.98%	27.21%	(39.27)%	.90%	12.69%

Ratios to Average Net Assets:

Expenses, including expense reductions	.39	%(c)	.80%	.81%	.77%	.75%	.76%

Expenses, excluding expense reductions	.39	%(c)	.80%	.81%	.77%	.75%	.76%

Net investment income	.25	%(c)	.73%	.92%	1.55%	.77%	.83%

Supplemental Data:
Net assets, end of period (000)	$167,770		$138,036	$186,387	$221,556	$613,098	$893,758

Portfolio turnover rate	20.48	%(c)	62.12%	109.32%	20.11%	28.24%	19.95%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

	Class P Shares
	Six Months Ended 6/30/2011 (unaudited)		Year Ended 12/31
			2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$15.95		$12.75	$10.12	$18.07	$21.89	$21.96

Investment operations:

Net investment income(a)	–	(b)	.04	.05	.16	.07	.08

Net realized and unrealized gain (loss)	1.28		3.20	2.64	(7.04)	.07	2.52

Total from investment operations	1.28		3.24	2.69	(6.88)	.14	2.60

Distributions to shareholders from:

Net investment income	–		(.04)	(.06)	(.25)	(.07)	(.09)

Net realized gain	–		–	–	(.82)	(3.89)	(2.58)

Total distributions	–		(.04)	(.06)	(1.07)	(3.96)	(2.67)

Net asset value, end of period	$17.23		$15.95	$12.75	$10.12	$18.07	$21.89

Total Return(c)	8.03	%(d)	25.43%	26.63%	(39.56)%	.43%	12.19%

Ratios to Average Net Assets:

Expenses, including expense reductions	.61	%(d)	1.25%	1.25%	1.22%	1.20%	1.21%

Expenses, excluding expense reductions	.61	%(d)	1.25%	1.25%	1.22%	1.20%	1.21%

Net investment income	.01	%(d)	.32%	.46%	1.10%	.31%	.38%

Supplemental Data:
Net assets, end of period (000)	$218,701		$247,864	$255,116	$264,246	$638,453	$786,273

Portfolio turnover rate	20.48	%(d)	62.12%	109.32%	20.11%	28.24%	19.95%

(a)	Calculated using average shares outstanding during the period.
(b)	Amount is less than $.01.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

	Class R2 Shares
	Six Months Ended 6/30/2011 (unaudited)				3/24/2008(a) to 12/31/2008
			Year Ended 12/31
			2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$16.27		$13.04	$10.36	$15.62

Investment operations:

Net investment income (loss)(b)	(.01)		.06	.03	.16

Net realized and unrealized gain (loss)	1.31		3.23	2.71	(5.11)

Total from investment operations	1.30		3.29	2.74	(4.95)

Distributions to shareholders from:

Net investment income	–		(.06)	(.06)	(.31)

Net asset value, end of period	$17.57		$16.27	$13.04	$10.36

Total Return(c)	7.99	%(d)	25.24%	26.47%	(31.58	)%(d)

Ratios to Average Net Assets:

Expenses, including expense reductions	.68	%(d)	1.38%	1.37%	1.00	%(d)

Expenses, excluding expense reductions	.68	%(d)	1.38%	1.37%	1.00	%(d)

Net investment income (loss)	(.05	)%(d)	.44%	.30%	1.37	%(d)

Supplemental Data:
Net assets, end of period (000)	$485		$509	$141	$85

Portfolio turnover rate	20.48	%(d)	62.12%	109.32%	20.11%

(a)	Commencement of operations was 3/24/2008, SEC effective date was 9/14/2007 and date shares first became available to the public was 4/1/2008.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (concluded)

	Class R3 Shares
	Six Months Ended 6/30/2011 (unaudited)		Year Ended 12/31		3/24/2008(a) to 12/31/2008
			2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$16.32		$13.07	$10.38	$15.62

Investment operations:

Net investment income(b)	–	(c)	.06	.04	.16

Net realized and unrealized gain (loss)	1.30		3.26	2.73	(5.11)

Total from investment operations	1.30		3.32	2.77	(4.95)

Distributions to shareholders from:

Net investment income	–		(.07)	(.08)	(.29)

Net asset value, end of period	$17.62		$16.32	$13.07	$10.38

Total Return(d)	7.97	%(e)	25.38%	26.65%	(31.55	)%(e)

Ratios to Average Net Assets:

Expenses, including expense reductions	.63	%(e)	1.29%	1.25%	.96	%(e)

Expenses, excluding expense reductions	.63	%(e)	1.29%	1.25%	.97	%(e)

Net investment income	.01	%(e)	.43%	.38%	1.19	%(e)

Supplemental Data:
Net assets, end of period (000)	$17,939		$13,769	$2,178	$330

Portfolio turnover rate	20.48	%(e)	62.12%	109.32%	20.11%

(a)	Commencement of operations was 3/24/2008, SEC effective date was 9/14/2007 and date shares first became available to the public was 4/1/2008.
(b)	Calculated using average shares outstanding during the period.
(c)	Amount is less than $.01.
(d)	Total return assumes the reinvestment of all distributions.
(e)	Not annualized.

See Notes to Financial Statements.

Notes to Financial Statements (unaudited)

1.    ORGANIZATION

Lord Abbett Mid-Cap Value Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law on March 14, 1983.

The Fund’s investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace. The Fund has eight classes of shares: Class A, B, C, F, I, P, R2 and R3, each with different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class B, C, F, I, P, R2 and R3 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in the Fund’s prospectus); Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted. The Fund’s Class P shares are closed to substantially all investors, with certain exceptions as set forth in the Fund’s prospectus. The Fund no longer issues Class B shares for purchase.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.    SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

Notes to Financial Statements (unaudited)(continued)

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest income on the Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns remains open for the fiscal years ended December 31, 2007 through December 31, 2010. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C, F, P, R2 and R3 shares bear their class-specific share of all expenses and fees relating to the Fund’s 12b-1 Distribution Plan.

(f)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(g)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk – for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 - unadjusted quoted prices in active markets for identical investments;

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

Notes to Financial Statements (unaudited)(continued)

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2011 in valuing the Fund’s investments carried at fair value:

Investment Type*	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$2,424,596	$–	$–	$2,424,596
Repurchase Agreement	–	10,200	–	10,200
Total	$2,424,596	$10,200	$–	$2,434,796

*	See Schedule of Investments for fair values in each industry.

3.    MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Fund has a management agreement with Lord, Abbett & Co. LLC (“Lord Abbett”), pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The management fee is based on the Fund’s average daily net assets at the following annual rate:

First $200 million	.75%
Next $300 million	.65%
Over $500 million	.50%

For the six months ended June 30, 2011, the effective management fee paid to Lord Abbett was at an annualized rate of .54% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets.

12b-1 Distribution Plan

The Fund has adopted a distribution plan with respect to Class A, B, C, F, P, R2 and R3 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon the Fund’s average daily net assets as follows:

Fees*	Class A		Class B	Class C	Class F	Class P	Class R2	Class R3
Service	.25%	(1)	.25%	.25%	–	.25%	.25%	.25%
Distribution	.10%		.75%	.75%	.10%	.20%	.35%	.25%

*

The Fund may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. (“FINRA”) sales charge limitations.

(1)	Annual service fee on shares sold prior to June 1, 1990 is .15% of the average daily net assets attributable to Class A shares.

Class I shares do not have a distribution plan.

Notes to Financial Statements (unaudited)(continued)

Commissions

Distributor received the following commissions on sales of shares of the Fund, after concessions were paid to authorized dealers, for the six months ended June 30, 2011:

Distributor Commissions	Dealers’ Concessions
$89,262	$505,908

Distributor received CDSCs of $7,828 and $3,174 for Class A and Class C shares, respectively, for the six months ended June 30, 2011.

Two Directors and certain of the Fund’s officers have an interest in Lord Abbett.

4.    DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and distributed at least semi-annually. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2011 and the fiscal year ended December 31, 2010 was as follows:

	Six Months Ended 6/30/2011 (unaudited)	Year Ended 12/31/2010
Distributions paid from:
Ordinary income	$–	$7,575,179
Total distributions paid	$–	$7,575,179

As of December 31, 2010, the capital loss carryforwards, along with the related expiration dates, were as follows:

2016	2017	Total
$219,995,186	$1,653,702,039	$1,873,697,225

As of June 30, 2011, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$1,801,760,451
Gross unrealized gain	650,354,889
Gross unrealized loss	(17,319,262)
Net unrealized security gain	$633,035,627

Notes to Financial Statements (unaudited)(continued)

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain securities and wash sales.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed by the President. The Modernization Act includes numerous provisions that generally become effective for taxable years beginning after the date of enactment. Management is currently assessing the impact of the Modernization Act as it relates to the Fund.

5.    PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2011 were as follows:

Purchases	Sales
$509,065,018	$714,895,552

There were no purchases or sales of U.S. Government securities for the six months ended June 30, 2011.

6.    DIRECTORS’ REMUNERATION

The Fund’s officers and the two Directors who are associated with Lord Abbett do not receive any compensation from the Fund for serving in such capacities. Outside Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all outside Directors under which outside Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

7.    EXPENSE REDUCTIONS

The Fund has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

8.    LINE OF CREDIT

The Fund and certain other funds managed by Lord Abbett have available an unsecured revolving credit facility (“Facility”) from State Street Bank and Trust Company (“SSB”), to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Facility is renewed annually under terms that depend on market conditions at the time of the renewal. The amount available under the Facility is $200,000,000. Effective December 4, 2009, the annual fee to maintain the Facility (of which each participating fund pays its pro rata share based on the net assets of each participating fund) was .15% of the amount available under the Facility. This amount is included in Other expenses on the Fund’s Statement of Operations. In connection with the annual renewal period that commenced December 4, 2009, the Fund paid an upfront commitment fee of .05%, which was amortized through Other expenses on the Statement of Operations over the annual period of the Facility.

Notes to Financial Statements (unaudited)(continued)

On November 22, 2010, the Fund and certain other funds managed by Lord Abbett entered into a short term extension of the Facility through February 2, 2011. On February 3, 2011, the Facility was renewed for an annual period by the Fund and certain other funds managed by Lord Abbett. The amount available under the Facility remained the same. The annual fee to maintain the Facility was reduced from .15% to .125% and the upfront commitment fee of .05% was removed. Any borrowings under this Facility will bear interest at current market rates as set forth in the credit agreement. As of June 30, 2011, there were no loans outstanding pursuant to this Facility nor was the Facility utilized at any time during the six months ended June 30, 2011.

9.    CUSTODIAN AND ACCOUNTING AGENT

SSB is the Fund’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

10.    INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with value and mid-sized company stocks. The value of an investment will fluctuate in response to movements in the equity securities market in general, and to the changing prospects of individual companies in which the Fund invests. The market may fail to recognize for a long time the intrinsic value of particular value stocks the Fund may hold. The mid-sized company stocks in which the Fund invests may be less able to weather economic shifts or other adverse developments than those of larger, more established companies. In addition, if the Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

Due to the Fund’s exposure to foreign companies (and ADRs), the Fund may experience increased market, liquidity, currency, political, information, and other risks.

These factors can affect the Fund’s performance.

11.    SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2011 (unaudited)		Year Ended December 31, 2010
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	6,039,949	$105,025,636	10,996,506	$155,625,598
Converted from Class B*	1,698,161	29,555,080	5,708,527	80,511,113
Reinvestment of distributions	–	–	312,205	5,060,835
Shares reacquired	(15,178,906)	(264,288,555)	(45,148,117)	(639,237,784)
Decrease	(7,440,796)	$(129,707,839)	(28,130,879)	$(398,040,238)

Notes to Financial Statements (unaudited)(concluded)

	Six Months Ended June 30, 2011 (unaudited)		Year Ended December 31, 2010
Class B Shares	Shares	Amount	Shares	Amount
Shares sold	65,408	$1,070,854	362,160	$4,756,236
Shares reacquired	(1,168,295)	(19,143,570)	(4,133,387)	(54,927,063)
Converted to Class A*	(1,800,598)	(29,555,080)	(6,040,089)	(80,511,113)
Decrease	(2,903,485)	$(47,627,796)	(9,811,316)	$(130,681,940)

Class C Shares
Shares sold	428,988	$6,988,302	932,827	$12,487,126
Shares reacquired	(2,087,326)	(34,039,465)	(6,296,545)	(83,560,373)
Decrease	(1,658,338)	$(27,051,163)	(5,363,718)	$(71,073,247)

Class F Shares
Shares sold	521,903	$9,027,056	3,683,630	$53,774,148
Reinvestment of distributions	–	–	23,946	385,295
Shares reacquired	(762,146)	(13,158,371)	(1,191,922)	(17,204,417)
Increase (decrease)	(240,243)	$(4,131,315)	2,515,654	$36,955,026

Class I Shares
Shares sold	3,024,721	$53,394,642	2,987,676	$43,032,121
Reinvestment of distributions	–	–	45,074	725,703
Shares reacquired	(1,990,179)	(34,443,432)	(8,856,354)	(119,459,258)
Increase (decrease)	1,034,542	$18,951,210	(5,823,604)	$(75,701,434)

Class P Shares
Shares sold	969,039	$16,292,755	1,634,606	$22,505,951
Reinvestment of distributions	–	–	38,437	604,226
Shares reacquired	(3,817,180)	(64,487,162)	(6,137,879)	(83,808,605)
Decrease	(2,848,141)	$(48,194,407)	(4,464,836)	$(60,698,428)

Class R2 Shares
Shares sold	13,203	$223,898	33,687	$473,564
Reinvestment of distributions	–	–	91	1,458
Shares reacquired	(16,887)	(288,083)	(13,290)	(208,686)
Increase (decrease)	(3,684)	$(64,185)	20,488	$266,336

Class R3 Shares
Shares sold	343,876	$5,938,710	831,260	$11,578,217
Reinvestment of distributions	–	–	3,401	54,683
Shares reacquired	(169,933)	(2,928,542)	(157,457)	(2,211,299)
Increase	173,943	$3,010,168	677,204	$9,421,601

*

Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

Householding

The Fund has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and duplicating fee to the SEC’s Public Reference Section, Washington, DC 20549-1520; or (iii) sending your request electronically, after paying a duplicating fee, to publicinfo@sec.gov.

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Mid-Cap Value Fund, Inc.

LAMCVF-3-0611

(08/11)

Item 2:	Code of Ethics.
Not applicable.

Item 3:	Audit Committee Financial Expert.
Not applicable.

Item 4:	Principal Accountant Fees and Services.
Not applicable.

Item 5:	Audit Committee of Listed Registrants.
Not applicable.

Item 6:	Investments.
Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.
Not applicable.

Item 11:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Exhibits.

(a)(1)	Amendments to Code of Ethics – Not applicable.

(a)(2)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(a)(3)	Not applicable.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT MID-CAP VALUE FUND, INC.

	By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: August 22, 2011

	By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: August 22, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

	By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: August 22, 2011

	By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: August 22, 2011